Financial Instruments (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 19, 2017	Sep. 30, 2017	Dec. 31, 2016
Non-Derivatives:
Cash and cash equivalents	$ 306,387,000	$ 214,862,000		$ 286,562,000	$ 224,190,000
Restricted cash and short-term deposits	457,776,000	397,815,000
Long-term debt	(1,788,669,000)	(1,025,914,000)
Derivatives:
Derivative asset	16,225,000	10,166,000
Deferred finance charges	17,080,000	24,053,000
Interest Rate Swap | Cash Flow Hedging
Derivatives:
Notional value	$ 1,250,000,000
Interest Rate Swap | Minimum | Cash Flow Hedging
Derivatives:
Fixed interest rates	1.13%
Interest Rate Swap | Maximum | Cash Flow Hedging
Derivatives:
Fixed interest rates	1.94%
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	$ 306,387,000	214,862,000
Restricted cash and short-term deposits	457,776,000	397,815,000
Carrying value | Level 2
Non-Derivatives:
Debt, current	(833,691,000)	(1,393,229,000)
Long-term debt - convertible bonds	(350,148,000)	(340,173,000)
Long-term debt	(1,452,821,000)	(701,498,000)
Carrying value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	16,225,000	10,166,000
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	129,000	51,000
Foreign exchange swaps liability	(460,000)	(223,000)
Carrying value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	(50,899,000)	(40,141,000)
Carrying value | Level 2 | Earn-out Units
Derivatives:
Derivative asset	0	7,400,000
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value disclosure	306,387,000	214,862,000
Restricted cash and cash equivalents, fair value disclosure	457,776,000	397,815,000
Fair value | Level 2
Non-Derivatives:
Debt, current, fair value disclosure	(833,691,000)	(1,393,229,000)
Convertible debt, fair value disclosures	(420,653,000)	(430,361,000)
Long-term debt, fair value	(1,452,821,000)	(701,498,000)
Fair value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	16,225,000	10,166,000
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	129,000	51,000
Foreign exchange swaps liability	(460,000)	(223,000)
Fair value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	(50,899,000)	(40,141,000)
Fair value | Level 2 | Earn-out Units
Derivatives:
Derivative asset	0	7,400,000
FLNG
Derivatives:
Derivative asset		79,600,000	$ 79,600,000
Derivative liability		(79,600,000)
FLNG | Carrying value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	280,470,000	94,700,000
FLNG | Fair value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	$ 280,470,000	$ 94,700,000